Prepaid Expenses, Other Current Assets and Other Assets	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses, Other Current Assets and Other Assets [Text Block]
9. Prepaid Expenses, Other Current Assets and Other Assets
The components of Prepaid expenses and other current assets were as follows at December 31:

Millions of dollars	2022	2021
Renewable identification numbers	$465	$305
Income tax receivable	285	263
VAT receivables	203	141
Financial derivatives	152	125
Advances to suppliers	63	57
Prepaid insurance	30	33
Other	94	98
Total prepaid expenses and other current assets	$1,292	$1,022
The components of Other assets were as follows at December 31:

Millions of dollars	2022	2021
Financial derivatives	$158	$282
Deferred tax assets	157	174
Pension assets	62	67
Company-owned life insurance	48	61
Other	199	83
Total other assets	$624	$667